Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal tax loss carryovers		$ 20,400,000
Operation loss carry forwards		5,030,672	$ 3,210,838
Operating Loss Carryforwards	$ 22,900,000	20,400,000
Reserved deferred tax assets	$ 44,900,000	44,400,000
Percentage of net operating loss	80.00%
Unrecognized income tax benefits	$ 0	0	$ 0
State of Colorado [Member]
Operation loss carry forwards		$ 21,400,000